Financial instruments (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financial instruments [Line Items]
Other non-financial assets	₨ 15,191	₨ 12,449
Other non-financial liabilities	16,907	14,491
Derivative financial assets	1,232	1,906
Derivative financial liabilities	137	479
Gains (losses) on cash flow hedges, net of tax	(551)	594	₨ 804
Nimbus Health, GmbH [member]
Financial instruments [Line Items]
Business Combination consideration payable		84
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	0	32	164
Other comprehensive income, net of tax, cash flow hedges	0	0	₨ 0
Component of Equity before tax adjustment [member]
Financial instruments [Line Items]
Reserve of cash flow hedges	₨ 379	₨ 1,284